SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18:-    SUBSEQUENT EVENTS

On February 18, 2014, the Company declared a dividend distribution of $ 0.12 per share ($ 4,470 in the aggregate) which will be paid on March 14, 2014. The dividend distribution relates to the Company's earnings in the second half of 2013.